Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On July 5, 2012, the Company granted Samuel A. Woodward, its President and Chief Executive Officer, 3,000,000 RSUs. The grant was made pursuant to the employment agreement between Mr. Woodward and the Company.

One half (1,500,000) of the RSUs will vest over December 31, 2012, December 31, 2013, December 31, 2014, and June 30, 2015, if Mr. Woodward remains in continuous employment with the Company. The Company expects to record approximately $1.0 million of compensation expense during the second half of 2012 related to these RSUs.

The other half (1,500,000) of the RSUs will vest on any of the same dates if Mr. Woodward remains in continuous employment with the Company and certain performance goals established by the Board of Directors or the Compensation Committee have been met. The Company expects to record approximately $0.2 million of compensation expense during the second half of 2012 related to these performance based RSUs.

On July 25, 2012, the Company granted 150,000 RSUs to each non-employee member of the Board of Directors. The RSUs for each director will vest over March 31, 2013, March 31, 2014 and March 31, 2015, if the director is continuously a member of the Board of Directors at those dates. The Company expects to record approximately $0.5 million of compensation expense during the second half of 2012 related to these RSUs.

On July 25, 2012, the Company granted certain senior management employees of the Company a total of approximately 2.8 million RSUs. One half of the RSUs granted will vest over March 31, 2013, March 31, 2014 and March 31, 2015 solely if the employee remains in continuous employment with the Company. The Company expects to record approximately $0.7 million of compensation expense during the second half of 2012 related to these service based RSUs. The other half of the RSUs will vest on any of those same dates if certain performance goals are met and the employee remains in continuous employment with the Company. The Company expects to record approximately $0.2 million of compensation expense during the second half of 2012 related to these performance based RSUs.

The Company is in discussions with representatives from APM Terminals (“APMT”), its terminal services provider in southern California, in connection with APMT’s participation in negotiations of the collective bargaining agreement with the Office and Clerical Union. Such negotiations could result in a strike, work stoppage or other slowdown by union represented employees. Any disruptions may result in higher operating costs or may adversely impact the Company’s operations, either of which could have a material and adverse effect on the Company’s business, financial condition or results of operations.

18.	Subsequent Events

Mandatory Conversion of Series B Notes

On January 11, 2012, the Company announced that it completed the mandatory debt-to-equity conversion of approximately $49.7 million of the Series B Notes. Under the terms of the recapitalization plan, the Company mandatorily converted at its option approximately $49.7 million of the Series B Notes at a conversion rate of 54.7196 shares of common stock (reflecting the 1-for-25 reverse stock split of the Company’s common stock effective December 7, 2011) per $1,000 principal amount of Series B Notes. Approximately $18.5 million of the Series B Notes were converted into 1.0 million shares of common stock with the remainder being converted into warrants exercisable into 1.7 million shares of common stock.

Conversion of Remaining Series A and Series B Notes

On March 27, 2012, the Company announced that it had signed restructuring support agreements with more than 96% of its noteholders to further deleverage its balance sheet in connection with and contingent upon a restructuring of the vessel charter obligations related to the Company’s discontinued trans-Pacific service. The restructuring support agreements provide, among other things, that substantially all of the remaining $228.4 million of the Company’s Series A and Series B Notes will be converted into 90% of the Company’s stock, or warrants for non-U.S. citizens (subject to limited equity retention to existing equity holders on terms to be agreed, and to dilution for a management incentive plan), as described below. The remaining 10% of the Company’s common stock would be available in connection with the restructuring of its obligations related to the vessels formerly used in the FSX service pursuant to the Global Termination Agreement, as described above. To that end, the conversion of the Series A and Series B Notes was contingent upon a number of conditions, including the restructuring of our charter obligations with respect to the vessels formerly used in the FSX service.

On April 9, 2012, pursuant to the restructuring support agreements and following the completion of the consent solicitations described below, essentially all of the holders of the Company’s Series A Notes and Series B Notes submitted irrevocable conversion notices to us. Upon completion of the conversion process, the Company expects, on an as-converted basis, holders of Series A Notes to hold approximately 81% of its outstanding shares and holders of Series B Notes to hold approximately 3% of its outstanding shares. In addition, on an as-converted basis, the Company expects SFL will hold approximately 10% of its outstanding shares (pursuant to the Global Termination Agreement described below). The remaining 6% of the Company’s outstanding shares will be held by existing share and warrant holders. The remaining 8% of the Company’s authorized share capital will be reserved for management incentive plans.

The conversion of the Series A Notes and the Series B Notes could have a material impact on the Company’s 2012 financial statements. Until such time the Company is able to obtain a definitive allocation between shares of its common stock and warrants to purchase shares of its common stock, the Company is unable to determine the potential impact on earnings per share.

Consent Solicitations

As part of the overall agreement under the restructuring support agreements described above, on March 29, 2012, the Company launched consent solicitations to make certain amendments to the indentures which govern the First Lien Notes, Second Lien Notes, and the Series A Notes and Series B Notes. These amendments provided (i) for the issuance of $40.0 million in aggregate principal amount of Second Lien Notes to SFL pursuant to the Global Termination Agreement, subordinated to the existing Second Lien Notes under certain circumstances, as described above, (ii) for the Company to pay-in-kind (PIK) interest payments on the Second Lien Notes, the Series A Notes and the Series B Notes, (iii) that SFL may purchase all other outstanding Second Lien Notes from the holders (at a purchase price equal to the principal amount of the Second Lien Notes, plus accrued and unpaid interest) under circumstances where, among other things, the Company commences liquidation, administration, or receivership or other similar proceedings and (iv) for Series B Note holders to convert their notes at their option.

On April 9, 2012, the Company obtained the requisite consents under each of the consent solicitations and entered into supplemental indentures with the U.S. Bank National Association, the trustee for the Notes, to amend the indentures pursuant to the consent solicitations. The Company concurrently obtained an amendment and acknowledgment from the lenders under its ABL credit agreement, among other things, to clarify that the amendments to the indentures which govern the First Lien Notes, Second Lien Notes, and the Series A Notes and Series B Notes and the issuance of the additional $40.0 million of Second Lien Notes are permitted under the ABL credit agreement.

NYSE Delisting

On October 14, 2011, the NYSE notified the Company trading in its common stock would be suspended on October 20, 2011. On October 20, 2011, the Company’s common stock began trading on the over-the-counter (“OTC”) market under a new stock symbol, HRZL. The Company requested a review of the NYSE’s determination by a committee of the Board of Directors of the NYSE Regulation. Upon the conclusion of the appeal process, the NYSE confirmed, on February 29, 2012, its determination to delist the Company’s common stock. The Company’s common stock was removed from listing on the NYSE and a Form 25 was filed on March 1, 2012.

Termination of Vessel Leases

On April 5, 2012, the Company entered into a Global Termination Agreement with SFL which enabled the Company to early terminate the bareboat charters of the five foreign-built, U.S.-flag vessels that formerly operated in the FSX service.

Pursuant to the Global Termination Agreement, in consideration for the early termination of the vessel leases, and related agreements and the mutual release of all claims thereunder, the Company agreed to: (i) issue to SFL $40.0 million in aggregate principal amount of Second Lien Senior Secured Notes due 2016; (ii) issue to SFL the number of warrants to purchase 9,250,000 shares of the Company’s common stock at a conversion price of $0.01 per common share, which in the aggregate represents 10% of the fully diluted shares of such common stock after giving effect to such issuance but subject to approximately 8% dilution for a management incentive plan; (iii) transfer to SFL certain property on board the vessels (such as bunker fuel, spare parts and equipment, and consumable stores) at the time of redelivery to SFL without any additional payment; (iv) reimburse reasonable costs incurred by SFL to (a) return the vessels from their current laid up status to operating status, which reimbursement shall not exceed $0.6 million, (b) reposition the vessels from the Philippines to either Hong Kong or Singapore, which reimbursement shall not exceed $0.1 million, (c) remove the Company’s stack insignia and name from the vessels, which reimbursement shall not exceed $0.1 million, and (d) complete the reflagging of the vessels to the Marshall Islands registry, which reimbursement is currently expected to approximate $0.1 million, which the company expects to pay during the first half of 2012; and (v) reimburse SFL for their reasonable costs and expenses incurred in connection with the transaction, which we estimate represents an aggregate reimbursement obligation to the SFL Parties of $0.6 million, which the company expects to pay during the first half of 2012.

Tonnage Tax Election

During the first quarter of 2012, after evaluating the merits and requirements of the tonnage tax regime, the Company revoked its election under subchapter R of the tonnage tax regime effective for the tax years beginning January 1, 2012. As a result, the activities attributable to the Company’s operation of the vessels in the Puerto Rico tradelane are no longer eligible as qualifying shipping activities under the tonnage tax regime, and therefore, the income (loss) derived from the Puerto Rico vessels will no longer be excluded from corporate income tax for U.S. federal income tax purposes. The Company’s decision was made based on several factors, including the profitability of the otherwise eligible trade routes in the foreseeable future and the discontinuance of the FSX service in the fourth quarter of 2011. Under the eligibility requirements of the tonnage tax regime, the Company may not elect back into the tonnage tax regime until five years following its revocation. The Company will reevaluate the merits of the tonnage tax regime at such time in the future.

The Company expects to account for the revocation of the tonnage tax as a change in tax status of its qualifying shipping activities. Accordingly, the Company will recognize the impact of the revocation of its tonnage tax election in the first quarter of 2012, the period for which the Company filed its revocation statement with the Internal Revenue Service. The Company anticipates the impact of its revocation will have a minimal impact on its Statement of Operations in the first quarter of 2012. Furthermore, the Company anticipates that a change in tax status will result in the revaluation of its deferred taxes. The Company anticipates an overall decrease in its net deferred tax assets of approximately $3.1 million, before the impact of the valuation allowance. After offsetting the decrease in net deferred tax assets with the anticipated valuation allowance, the impact on the Company’s net deferred taxes should be minimal.